CASH FLOW STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash flow statement [text block] [Abstract]
Schedule of Change in Operating Assets

	The Group			The Bank
	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m
Change in amounts due from fellow Lloyds Banking Group undertakings	(1)	1,116	24	20,347	73,506	(48,692)
Change in other financial assets held at amortised cost	3,292	(9,688)	(11,832)	15,167	(1,815)	(5,482)
Change in financial assets at fair value through profit or loss	(124)	610	20,972	(2,805)	(1,021)	20,140
Change in derivative financial instruments	1,548	479	3,677	6,085	753	2,428
Change in other operating assets	345	627	63	10	239	63
Change in operating assets	5,060	(6,856)	12,904	38,804	71,662	(31,543)

Schedule of Change in Operating Liabilities

	The Group			The Bank
	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m
Change in deposits from banks and repurchase agreements	8,451	1,404	(2,670)	(7,479)	3,182	1,802
Change in customer deposits and repurchase agreements	14,825	37,728	5,593	4,231	24,711	10,360
Change in amounts due to fellow Lloyds Banking Group undertakings	(806)	(1,316)	(8,142)	(12,468)	(73,233)	28,016
Change in financial liabilities at fair value through profit or loss	(380)	(946)	(10,447)	1,828	135	(10,441)
Change in derivative financial instruments	(3,585)	(1,603)	(1,080)	(4,970)	(3,139)	(335)
Change in debt securities in issue	(10,569)	(17,138)	11,898	(9,670)	(13,400)	11,722
Change in other operating liabilities[1]	174	(288)	(782)	513	(249)	(1,823)
Change in operating liabilities	8,110	17,841	(5,630)	(28,015)	(61,993)	39,301
1Includes a decrease of £182 million (2020: decrease of £163 million; 2019: increase of £43 million) for the Group and a decrease of £108 million (2020: decrease of £42 million; 2019: increase of £20 million) for the Bank in respect of lease liabilities.

Schedule of Non-Cash and Other Items

	The Group			The Bank
	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m
Depreciation and amortisation	2,777	2,670	2,602	1,671	1,325	1,245
Permanent diminution in value of investment in subsidiaries	—	—	—	—	—	159
Dividends and distributions on other equity instruments received from subsidiary undertakings	—	—	—	(1,503)	(211)	(1,434)
Revaluation of investment properties	—	20	8	—	—	—
Allowance for loan losses	(1,085)	3,802	1,380	(648)	1,742	490
Write-off of allowance for loan losses, net of recoveries	(935)	(1,279)	(1,457)	(442)	(622)	(759)
Impairment (credit) charge relating to undrawn balances	(231)	253	(17)	(134)	155	14
Impairment of financial assets at fair value through other comprehensive income	(2)	5	(1)	1	1	(1)
Regulatory and legal provisions	1,177	414	2,190	196	312	996
Other provision movements	(82)	80	(161)	(71)	18	(43)
Additional capital injections to subsidiaries	—	—	—	(36)	(33)	(53)
Net charge in respect of defined benefit schemes	236	247	245	114	121	131
Foreign exchange impact on balance sheet[1]	159	823	420	(48)	491	(230)
Interest expense on subordinated liabilities	570	846	947	484	534	657
Profit on disposal of businesses	—	—	(107)	—	—	—
Other non-cash items	(1,173)	(1,216)	(347)	(867)	(339)	(174)
Total non-cash items	1,411	6,665	5,702	(1,283)	3,494	998
Contributions to defined benefit schemes	(1,347)	(1,153)	(1,069)	(823)	(650)	(563)
Payments in respect of regulatory and legal provisions	(680)	(2,165)	(3,164)	(190)	(959)	(1,385)
Other	(45)	137	—	237	(65)	—
Total other items	(2,072)	(3,181)	(4,233)	(776)	(1,674)	(1,948)
Non-cash and other items	(661)	3,484	1,469	(2,059)	1,820	(950)
1When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.

Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet	Analysis of cash and cash equivalents as shown in the balance sheet

	The Group			The Bank
	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m

Cash and balances at central banks	54,279	49,888	38,880	49,618	45,753	35,741
Less mandatory reserve deposits[1]	(4,777)	(4,392)	(3,177)	(963)	(954)	(764)
	49,502	45,496	35,703	48,655	44,799	34,977
Loans and advances to banks and reverse repurchase agreements	7,474	5,950	4,852	7,287	5,656	4,453
Less amounts with a maturity of three months or more	(3,786)	(2,480)	(1,941)	(3,712)	(2,387)	(1,648)
	3,688	3,470	2,911	3,575	3,269	2,805
Total cash and cash equivalents	53,190	48,966	38,614	52,230	48,068	37,782
1Mandatory reserve deposits are held with local central banks in accordance with statutory requirements; these deposits are not available to finance the Group's day-to-day operations.